Long-Term Debt and Credit Facilities - Summary (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 14, 2018	Apr. 03, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-term debt
Long term debt gross	$ 726,665
Less debt issuance costs	(13,938)			$ (19,679)
Total long-term debt	712,727			864,517
Less current portion of long-term debt	(45,056)			(103,571)
Total long-term debt, long-term portion	667,671			760,946
Deferred purchase price
Long-term debt
Long term debt gross				68,720
Letter of credit
Long-term debt
Long term debt gross				1,000
Settlement facilities
Long-term debt
Long term debt gross	38,154			28,563
First lien senior secured credit facility | Term loan
Long-term debt
Long term debt gross	657,946			566,075
Less debt issuance costs			$ 900
First lien senior secured credit facility | Credit Facility
Long-term debt
Long term debt gross	$ 30,565			44,632
Less debt issuance costs		$ 1,200
Second lien senior secured credit facility | Term loan
Long-term debt
Long term debt gross				175,206
Predecessor
Long-term debt
Long term debt gross				884,196
Less debt issuance costs				(19,679)	$ (21,644)
Total long-term debt				864,517	808,563
Less current portion of long-term debt				(103,571)	(73,461)
Total long-term debt, long-term portion				760,946	735,102
Predecessor | Deferred purchase price
Long-term debt
Long term debt gross				68,720
Predecessor | Letter of credit
Long-term debt
Long term debt gross				1,000	4,300
Predecessor | Settlement facilities
Long-term debt
Long term debt gross				28,563	2,535
Predecessor | BMO loan
Long-term debt
Long term debt gross					65,208
Less current portion of long-term debt					(95,300)
Predecessor | First lien senior secured credit facility | Term loan
Long-term debt
Long term debt gross				566,075	570,950
Predecessor | First lien senior secured credit facility | Credit Facility
Long-term debt
Long term debt gross				44,632	11,728
Predecessor | Second lien senior secured credit facility | Term loan
Long-term debt
Long term debt gross				$ 175,206	$ 175,486